Goldman Sachs Enhanced U.S. Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Communication Services – 9.9%
34,177 Alphabet, Inc., Class A $ 12,998,880
23,146 Alphabet, Inc., Class C 8,712,849
6,669 Live Nation Entertainment, Inc.* 1,123,126
13,365 Meta Platforms, Inc., Class A 8,453,496
21,319 Netflix, Inc.* 1,833,860
11,816 T-Mobile US, Inc. 2,215,855
35,338,066
Consumer Discretionary – 10.0%
57,351 Amazon.com, Inc.* 15,521,475
13,478 Aptiv PLC* 915,695
337 AutoZone, Inc.* 989,159
3,691 DoorDash , Inc., Class A* 587,939
10,768 Home Depot, Inc. (The) 3,414,964
11,197 Lennar Corp., Class A 1,005,267
8,618 Ross Stores, Inc. 1,997,049
22,131 Starbucks Corp. 2,194,510
16,094 Tesla, Inc.* 7,013,604
12,842 TJX Cos., Inc. (The) 1,987,300
35,626,962
Consumer Staples – 4.7%
49,252 Coca-Cola Co. (The) 3,891,401
15,538 Coca-Cola Europacific Partners
PLC (United Kingdom) 1,409,141
2,132 Costco Wholesale Corp. 2,038,874
31,747 Procter & Gamble Co. (The) 4,557,599
40,260 Walmart, Inc. 4,660,095
16,557,110
Energy – 3.0%
9,250 Chevron Corp. 1,687,755
14,316 ConocoPhillips 1,631,738
35,936 Devon Energy Corp. 1,598,792
8,784 Expand Energy Corp. 816,736
21,580 Exxon Mobil Corp. 3,134,711
10,194 Phillips 66 1,792,921
10,662,653
Financials – 11.7%
4,595 Allstate Corp. (The) 946,984
11,363 American Financial Group, Inc. 1,474,917
39,467 Bank of America Corp. 2,036,497
10,826 Berkshire Hathaway, Inc., Class
B* 5,136,721
1,642 Blackrock, Inc. 1,718,977
10,758 Capital One Financial Corp. 2,021,751
17,275 Charles Schwab Corp. (The) 1,508,971
12,756 Citigroup, Inc. 1,605,980
17,537 JPMorgan Chase & Co. 5,249,000
9,356 Marsh & McLennan Cos., Inc. 1,496,679
9,786 Mastercard, Inc., Class A 4,834,088
16,448 Morgan Stanley 3,421,184
2,347 MSCI, Inc. 1,481,849
12,684 Nasdaq, Inc. 1,173,524
15,552 Synchrony Financial 1,111,035
6,170 Travelers Cos., Inc. (The) 1,800,961
8,460 Visa, Inc., Class A 2,761,006
12,502 Wintrust Financial Corp. 1,878,175
41,658,299
Shares Description Value
Common Stocks – (continued)
Health Care – 7.0%
13,171 Agilent Technologies, Inc. $ 1,785,065
1,136 Argenx SE ADR (Netherlands)* 949,685
22,264 Boston Scientific Corp.* 1,075,574
5,152 Cencora , Inc. 1,387,743
9,797 Cytokinetics, Inc.* 752,018
4,729 Eli Lilly & Co. 5,225,545
2,613 Intuitive Surgical, Inc.* 1,109,584
23,021 Johnson & Johnson 5,187,322
26,895 Merck & Co., Inc. 3,192,974
904 Mettler-Toledo International,
Inc.* 1,067,244
4,635 Thermo Fisher Scientific, Inc. 2,282,784
1,722 Vertex Pharmaceuticals, Inc.* 770,664
24,786,202
Industrials – 8.3%
5,319 3M Co. 814,499
5,526 Advanced Drainage Systems,
Inc. 768,998
3,841 Caterpillar, Inc. 3,364,217
29,097 CSX Corp. 1,316,930
4,023 Eaton Corp. PLC 1,611,614
2,115 GE Vernova , Inc. 2,047,997
8,618 General Electric Co. 2,790,164
9,821 Honeywell International, Inc. 2,336,023
6,304 Howmet Aerospace, Inc. 1,628,008
20,985 Ingersoll Rand, Inc. 1,503,365
7,174 ITT, Inc. 1,398,930
7,946 L3Harris Technologies, Inc. 2,504,420
11,529 Old Dominion Freight Line, Inc. 2,595,754
2,934 Rockwell Automation, Inc. 1,323,410
15,611 Uber Technologies, Inc.* 1,099,014
11,741 United Airlines Holdings, Inc.* 1,347,867
3,149 Woodward, Inc. 1,102,245
29,553,455
Information Technology – 37.7%
10,804 Advanced Micro Devices, Inc.* 5,575,944
11,396 Amphenol Corp., Class A 1,695,269
75,500 Apple, Inc. 23,560,530
7,846 Applied Materials, Inc. 3,531,171
2,181 AppLovin Corp., Class A* 1,337,149
8,446 Arista Networks, Inc.* 1,346,884
25,396 Broadcom, Inc. 11,346,171
3,658 Cadence Design Systems, Inc.* 1,371,494
1,967 Ciena Corp.* 1,141,312
1,817 Coherent Corp.* 656,791
4,864 Datadog, Inc., Class A* 1,203,110
6,837 Dell Technologies, Inc., Class C 2,877,762
53,089 Hewlett Packard Enterprise Co. 2,284,951
4,023 Intuit, Inc. 1,333,745
4,927 Jabil, Inc. 1,796,187
1,377 KLA Corp. 2,646,195
592 Lumentum Holdings, Inc.* 506,136
6,732 Micron Technology, Inc. 6,536,772
41,007 Microsoft Corp. 18,462,992
3,092 Motorola Solutions, Inc. 1,246,942
11,770 NetApp, Inc. 2,051,393
133,114 NVIDIA Corp. 28,105,690
12,763 Oracle Corp. 2,881,630

Goldman Sachs Enhanced U.S. Equity ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
14,493 Palantir Technologies, Inc., Class
A* $ 2,268,734
5,679 Palo Alto Networks, Inc.* 1,599,718
5,450 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 2,280,552
3,530 Teradyne, Inc. 1,321,314
3,318 Tyler Technologies, Inc.* 1,039,032
3,299 Western Digital Corp. 1,752,462
133,758,032
Materials – 2.3%
28,361 International Paper Co. 949,243
5,093 Linde PLC 2,534,735
5,159 Sherwin-Williams Co. (The) 1,567,510
18,535 Solstice Advanced Materials, Inc. 1,561,203
5,665 Steel Dynamics, Inc. 1,473,750
8,086,441
Real Estate – 2.5%
11,199 American Tower Corp. REIT 2,093,765
47,866 Americold Realty Trust, Inc.
REIT 751,018
9,787 AvalonBay Communities, Inc.
REIT 1,786,225
6,032 CBRE Group, Inc., Class A* 754,241
10,393 Equity LifeStyle Properties, Inc.
REIT 641,976
6,976 Mid-America Apartment
Communities, Inc. REIT 900,392
13,174 Prologis, Inc. REIT 1,890,074
8,817,691
Utilities – 2.3%
16,829 Ameren Corp. 1,817,027
22,014 CMS Energy Corp. 1,597,556
10,930 Consolidated Edison, Inc. 1,154,536
18,272 NextEra Energy, Inc. 1,589,847
62,754 PG&E Corp. 1,025,400
11,921 Xcel Energy, Inc. 947,720
8,132,086
TOTAL COMMON STOCKS
(Cost $219,629,565)
352,976,997
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,180,799 3.532% 2,180,799
(Cost $2,180,799)
TOTAL INVESTMENTS – 100.0%
(Cost $221,810,364)
$ 355,157,796
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
119,328
NET ASSETS – 100.0%
$ 355,277,124
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Growth Opportunities ETF
Schedule of Investments
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 99.6%
Communication Services – 12.6%
22,203 Alphabet, Inc., Class A $ 8,444,689
14,324 Alphabet, Inc., Class C 5,391,983
10,552 Meta Platforms, Inc., Class A 6,674,246
1,568 Spotify Technology SA* 780,362
3,539 TKO Group Holdings, Inc. 726,132
22,017,412
Consumer Discretionary – 11.1%
33,544 Amazon.com, Inc.* 9,078,348
6,890 DoorDash , Inc., Class A* 1,097,508
25,927 Dutch Bros, Inc., Class A* 1,503,766
4,486 Home Depot, Inc. (The) 1,422,690
8,273 Ross Stores, Inc. 1,917,102
7,963 Tesla, Inc.* 3,470,196
6,552 Wingstop , Inc. 1,028,402
19,518,012
Consumer Staples – 1.5%
2,764 Costco Wholesale Corp. 2,643,268
Energy – 1.5%
10,683 Targa Resources Corp. 2,724,913
Financials – 4.7%
25,295 Bank of America Corp. 1,305,222
6,585 Capital One Financial Corp. 1,237,519
6,377 JPMorgan Chase & Co. 1,908,700
7,614 Mastercard, Inc., Class A 3,761,164
8,212,605
Health Care – 7.6%
1,238 Argenx SE ADR (Netherlands)* 1,034,955
29,815 Boston Scientific Corp.* 1,440,363
4,812 Eli Lilly & Co. 5,317,260
11,071 Guardant Health, Inc.* 1,435,798
3,839 Intuitive Surgical, Inc.* 1,630,193
5,163 Johnson & Johnson 1,163,379
43,258 Roivant Sciences Ltd.* 1,297,307
13,319,255
Industrials – 8.3%
3,691 Axon Enterprise, Inc.* 1,656,226
4,283 Eaton Corp. PLC 1,715,770
1,925 GE Vernova , Inc. 1,864,016
7,822 General Electric Co. 2,532,451
9,773 Old Dominion Freight Line, Inc. 2,200,391
4,670 Rockwell Automation, Inc. 2,106,450
1,888 United Rentals, Inc. 1,879,825
3,770 Waste Connections, Inc. 561,805
14,516,934
Information Technology – 50.7%
8,225 Advanced Micro Devices, Inc.* 4,244,923
40,321 Apple, Inc. 12,582,571
3,490 AppLovin Corp., Class A* 2,139,684
13,390 Broadcom, Inc. 5,982,250
5,995 Cloudflare, Inc., Class A* 1,449,711
6,552 Coherent Corp.* 2,368,351
6,887 Datadog, Inc., Class A* 1,703,500
1,087 KLA Corp. 2,088,899
13,024 Marvell Technology, Inc. 2,669,920
2,602 Micron Technology, Inc. 2,526,542
38,410 Microsoft Corp. 17,293,718
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,998 Motorola Solutions, Inc. $ 1,209,033
115,676 NVIDIA Corp. 24,423,831
9,136 Palantir Technologies, Inc., Class
A* 1,430,149
11,198 Palo Alto Networks, Inc.* 3,154,365
28,794 Samsara, Inc., Class A* 1,007,502
5,230 Snowflake, Inc.* 1,336,527
8,082 Zscaler, Inc.* 1,129,298
88,740,774
Materials – 1.6%
2,783 Martin Marietta Materials, Inc. 1,618,704
3,668 Sherwin-Williams Co. (The) 1,114,485
2,733,189
TOTAL COMMON STOCKS
(Cost $73,439,293)
174,426,362
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
632,039 3.532% 632,039
(Cost $632,039)
TOTAL INVESTMENTS – 100.0%
(Cost $74,071,332)
$ 175,058,401
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(36,289)
NET ASSETS – 100.0%
$ 175,022,112
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

Goldman Sachs Technology Opportunities ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.1%
Communication Services – 16.0%
208,027 Alphabet, Inc., Class C $ 78,307,604
49,554 Meta Platforms, Inc., Class A 31,343,401
17,764 Spotify Technology SA* 8,840,787
118,491,792
Consumer Discretionary – 8.0%
42,981 Alibaba Group Holding Ltd.
ADR (China) 5,339,100
119,690 Amazon.com, Inc.* 32,392,902
40,259 DoorDash , Inc., Class A* 6,412,856
88,478 eBay, Inc. 9,667,991
3,528 MercadoLibre , Inc. (Brazil)* 5,982,253
59,795,102
Financials – 4.6%
43,678 Mastercard, Inc., Class A 21,576,059
37,634 Visa, Inc., Class A 12,282,232
33,858,291
Information Technology – 66.4%
59,535 Advanced Micro Devices, Inc.* 30,726,013
90,244 Apple, Inc. 28,161,543
25,294 Applied Materials, Inc. 11,383,818
22,165 AppLovin Corp., Class A* 13,589,140
53,697 Arista Networks, Inc.* 8,563,061
60,144 Broadcom, Inc. 26,870,535
33,351 Cadence Design Systems, Inc.* 12,504,290
158,721 Cisco Systems, Inc. 19,113,183
42,358 Cloudflare, Inc., Class A* 10,243,012
41,894 Coherent Corp.* 15,143,424
10,775 Crowdstrike Holdings, Inc.,
Class A* 7,876,525
28,834 Dell Technologies, Inc., Class C 12,136,519
9,379 KLA Corp. 18,023,718
86,598 Marvell Technology, Inc. 17,752,590
33,697 Micron Technology, Inc. 32,719,787
81,679 Microsoft Corp. 36,775,153
22,483 Motorola Solutions, Inc. 9,066,944
422,330 NVIDIA Corp. 89,170,755
74,706 Palantir Technologies, Inc.,
Class A* 11,694,477
68,686 Palo Alto Networks, Inc.* 19,348,159
223,520 Samsara, Inc., Class A* 7,820,965
44,597 Snowflake, Inc.* 11,396,763
57,062 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 23,877,594
47,323 Texas Instruments, Inc. 14,465,695
32,321 Zscaler, Inc.* 4,516,213
492,939,876
Real Estate – 4.1%
57,019 Digital Realty Trust, Inc. REIT 10,833,610
18,476 Equinix, Inc. REIT 19,733,107
30,566,717
TOTAL COMMON STOCKS
(Cost $337,377,650)
735,651,778
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,970,933 3.532% $ 6,970,933
(Cost $6,970,933)
TOTAL INVESTMENTS – 100.0%
(Cost $344,348,583)
$ 742,622,711
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(57,336)
NET ASSETS – 100.0%
$ 742,565,375
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Goldman Sachs Value Opportunities ETF
Schedule of Investments
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 97.0%
Communication Services – 9.0%
6,851 Alphabet, Inc., Class A $ 2,605,709
4,919 T-Mobile US, Inc. 922,460
3,528,169
Consumer Discretionary – 9.9%
7,014 Amazon.com, Inc.* 1,898,269
11,404 Starbucks Corp. 1,130,821
5,676 TJX Cos., Inc. (The) 878,361
3,907,451
Consumer Staples – 5.2%
5,664 Procter & Gamble Co. (The) 813,124
10,551 Walmart, Inc. 1,221,278
2,034,402
Energy – 6.0%
9,705 Chevron Corp. 1,770,774
6,489 Expand Energy Corp. 603,347
2,374,121
Financials – 14.5%
26,946 Bank of America Corp. 1,390,413
5,589 Capital One Financial Corp. 1,050,341
5,852 JPMorgan Chase & Co. 1,751,562
7,182 Morgan Stanley 1,493,856
5,686,172
Health Care – 9.2%
4,870 Johnson & Johnson 1,097,357
10,465 Merck & Co., Inc. 1,242,405
2,572 Thermo Fisher Scientific, Inc. 1,266,736
3,606,498
Industrials – 17.2%
5,796 3M Co. 887,542
3,250 Eaton Corp. PLC 1,301,950
6,463 Honeywell International, Inc. 1,537,289
3,391 L3Harris Technologies, Inc. 1,068,775
4,518 Old Dominion Freight Line, Inc. 1,017,228
2,122 Rockwell Automation, Inc. 957,149
6,769,933
Information Technology – 15.4%
2,334 Advanced Micro Devices, Inc.* 1,204,578
2,097 Applied Materials, Inc. 943,776
5,026 Arista Networks, Inc.* 801,496
1,858 Coherent Corp.* 671,611
2,509 Micron Technology, Inc. 2,436,239
6,057,700
Materials – 1.5%
17,861 International Paper Co. 597,808
Real Estate – 3.6%
4,150 AvalonBay Communities, Inc.
REIT 757,417
4,579 Prologis, Inc. REIT 656,949
1,414,366
Utilities – 5.5%
11,936 Ameren Corp. 1,288,730
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
10,251 NextEra Energy, Inc. $ 891,939
2,180,669
TOTAL COMMON STOCKS
(Cost $31,699,159)
38,157,289
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
586,517 3.532% 586,517
(Cost $586,517)
TOTAL INVESTMENTS – 98.5%
(Cost $32,285,676)
$ 38,743,806
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
608,125
NET ASSETS – 100.0%
$ 39,351,931
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Active ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Fundamental Equity Active ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
(a)
Enhanced U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,280,552 $ — $ —
Europe 2,358,826 — —
North America 348,337,619 — —
Investment Company 2,180,799 — —
Total
$ 355,157,796 $ — $ —
€ 1.00 € 1.00 € 1.00
Growth Opportunities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,034,955 $ — $ —
North America 173,391,407 — —
Investment Company 632,039 — —
Total
$ 175,058,401 $ — $ —
€ 1.00 € 1.00 € 1.00
Technology Opportunities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 29,216,694 $ — $ —
North America 700,452,83 1 — —
South America 5,982,253 — —
Investment Company 6,970,933 — —
Total
$ 742,622,71 1 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Active ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Value Opportunities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 38,157,289 $ — $ —
Investment Company 586,517 — —
Total
$ 38,743,806 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Active ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Active ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Technology Sector Risk — The stock prices of technology and technology-related companies and therefore the value of a Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. The Fund may also invest in a relatively few number of issuers. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising form factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)